SCHEDULE OF EARNINGS PER SHARE,BASIC AND DILUTED (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss)	$ 1,032	$ 8,713	$ (3,556)	$ 14,873	$ 8,158	$ (15,642)
Less: Dividends paid to preferred shareholders
Less: Dividends paid to Series E, E-1, G, G-1 preferred shareholders		(83)		(795)
Less: Deemed dividend				(1,798)	1,798	4,690
Net Income (Loss) Attributable to Common Equity	1,032	7,553	(3,556)	10,517	5,565	(23,685)
Less: Net income allocated to participating equity		(1,077)		(1,763)	2,395
Net income (loss) available to common shareholders for basic earnings per share					3,170	(23,685)
Add: Dividends paid to Series E, E-1, G, G-1 preferred shareholders		83		795	795
Net income available to common and preferred shareholders for diluted earnings per share	$ 1,032	$ 7,636	$ (3,556)	$ 11,312	$ 3,965
Weighted average basic common shares outstanding	2,401,961	1,079,050	1,980,398	737,729	952,207	149,515
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive)		25,433		103,775	104,387,000
Total weighted average common shares outstanding if preferred shares converted to common shares	2,401,961	1,104,483	1,980,398	841,064	1,056,594,000	149,515,000
Restricted shares		3,426		3,426	5,947,000
Weighted average diluted shares outstanding		1,107,910		844,929	1,062,541,000
Basic	$ 0.43	$ 7.00	$ (1.80)	$ 14.26	$ 3.30	$ (158.40)
Diluted	$ 0.43	$ 6.89	$ (1.80)	$ 13.40	$ 3.70	$ (158.40)
Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Dividends paid to preferred shareholders						$ 125
Series E Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Dividends paid to preferred shareholders				319	319	2,472
Series E-1 Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Dividends paid to preferred shareholders				192	192	756
Series G Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Dividends paid to preferred shareholders		43		166	166
Series G One Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Dividends paid to preferred shareholders		$ 40		$ 118	$ 118